Subsequent Events Disclosure	Dec. 31, 2022
Notes
Subsequent Events Disclosure

Note 15 - Subsequent Events

Advance Agreement

In January 2023, the Company’s majority owned subsidiary, Aphrodite’s Marketing, executed a merchant cash advance agreement with Square Advance. Under the agreement, the Company sold an aggregate of $245,000 in future receivables for a purchase amount of $175,000. The aggregate principal amount is payable in daily instalments totaling $1,884.62 until such time that the obligation is fully satisfied for approximately 130 days. The Company has received $168,000 (net of debt cost fee of $7,000 which was amortized immediately to interest expense). This loan is guaranteed by the CEO of the Company and Jonathan Foltz.

Increase in Authorized Shares and Certificate of Designation of Series E 3% Preferred Stock

On March 24, 2023, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation and reflected the increase in the authorized shares of common stock from 15,000,000,000 shares to 25,000,000,000 shares.

On March 24, 2023, the Company filed a Certificate of Designation for Series E Preferred Stock with the Wyoming Secretary of State, designating 2,500,000 shares of preferred stock as Series E Preferred Stock.

Designation. The Company has designated 2,500,000 shares of preferred stock as Series E Preferred Stock. Each share of Series E Preferred Stock has a par value of $0.00001 per share and a stated value of $1.00 (the “Stated Value”).

Voting Rights. The Series E Preferred Stock shall have no right to vote on any matters requiring shareholder approval or any matters on which the shareholders are permitted to vote.

Dividends. Each share of Series E Convertible Preferred Stock is entitled to an annual dividend equal to 3% of the stated value which shall be cumulative, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an event of default, the dividend rate shall automatically increase to 18%.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or upon any deemed liquidation event, after payment or provision for payment of debts and other liabilities of the Company and after payment or provision for ay liquidation preference payable to the holders of any preferred stock ranking senior upon liquidation to the Series E Preferred Stock, if any, but prior to any distribution or payment made to the holders of common stock or the holders of the preferred stock ranking junior upon liquidation to the Series E Preferred Stock, the holders will be entitled to be paid out of the assets of the Company available for distribution an amount equal to the stated value plus any accrued but unpaid dividends, default adjustment, if applicable, and any other fees (collectively the “Adjustment Amount”).

No Conversion Right. The Holder shall have no right at any time, to convert all or any part of the outstanding Series E Preferred Stock into shares of common stock.

Mandatory Redemption by the Company. On the date which is the earlier of: (i) December 31, 2023; and (ii) upon the occurrence of an Event of Default ((i) or (ii), the Mandatory Redemption Date the Company shall redeem all of the shares of Series E Preferred Stock of the Holders. Within five (5) days of the Mandatory Redemption Date, the Company shall make payment to each Holder of an amount in cash, or kind, equal to (i) the total number of Series E Preferred Stock held by the applicable Holder, multiplied by (ii) the then current Stated Value (including but not limited to the addition of any accrued, unpaid dividends and the Default Adjustment, if applicable) (the "Mandatory Redemption Amount”). The value of any payment in kind shall be as agreed between the Company and respective the Holder.

Default Adjustment. Upon the occurrence and during the continuation of any Event of Default (other than as set forth in Section 8ai of the amendment which is the failure to redeem), the Stated Value shall immediately be increased to $1.50 per share of Series E Preferred Stock; and upon the occurrence and during the continuation of any Event of Default specified in Section 8ai which is the failure to redeem, the Stated Value shall immediately be increased to $2.00 per share of Series E Preferred Stock (the amounts referred to herein shall be referred to collectively as the “Default Adjustment”). In the event of a Default Adjustment, the Company shall immediately, upon the demand of the Majority Holders, redeem the issued and outstanding Series E Preferred Stock and pay to the Holders the amount which is equal to (i) the number of shares of Series E Preferred Stock held by such Holders multiplied by (ii) the Stated Value plus any Adjustment Amount. Upon any Event of Default set forth in Section 8(A)(ix), provided that there is no other default, no Default Adjustment shall occur; however, the Company shall immediately, upon the demand of the Majority Holders, redeem the issued and outstanding Series E Preferred Stock and pay to the Holders the amount which is equal to (i) the number of shares of Series E Preferred Stock held by such Holders multiplied by (ii) the Stated Value plus any Adjustment Amount.

Exchange Agreement

On March 24, 2023, the Company and Trillium Partners, L.P. (the “Holder”) entered into an Exchange Agreement whereby the Holder will exchange (the “Exchange”) 317,000 Series D Preferred Stock of the Company for 317,000 Series E Preferred Stock of the Company for shares of the Company’s Series E Preferred stock which shall have the rights and preferences in the Certificate of Designation of the Series E Preferred Stock as discussed above and for no other consideration.